UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                               FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 1999

Check here if Amendment [  ]:  Amendment Number:  _______
     This Amendment  (Check only one): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Robert E. Torray & Co. Inc.
Address:       6610 Rockledge Drive, Suite 450,
               Bethesda, Maryland 20817

               ---------------------------------

Form 13F File Number:    28-568

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          William M. Lane
Title:         Vice President
Phone:         (301) 493-4600

Signature, Place, and Date of Signing:

 /s/ WILLIAM M LANE                     Bethesda, Maryland            5/7/99
 ------------------------------         ---------------------       -----------
      [Signature]                         [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 1999

                       If amended report check here: _____



Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the _______ day of ________________ , 19 ___ .



                                          By:_________________________________
                                                 William M Lane, Vice President
                                                 for Robert E. Torray & Co. Inc.

MARCH 31, 1999                            FORM 13F - ROBERT E. TORRAY & CO. INC.



                 Item 1                     Item 2      Item 3        Item 4         Item 5                Item 6

                                            Title       CUSIP       Fair Market       Total      Invest
Name of Issuer                             of Class     Number         Value         Shares      (a)Sole  (b)Shared (c)Other
--------------                             --------     ------         -----         ------      -------  --------- --------

A T & T Corporation                         common      001957109       2,091,088        26,200     X
 ..............................................................................................................................
Allied Signal, Inc.                         common      019512102         718,138        14,600     X
 ..............................................................................................................................
American Express Company                    common       02581610       2,296,125        19,500     X
 ..............................................................................................................................
American Home Products Corporation          common       02330910       1,246,275        19,100     X
 ..............................................................................................................................
Amgen, Inc.                                 common      031162100       2,081,525        27,800     X
 ..............................................................................................................................
Archer Daniels Midland Company              common       03948310       1,252,609        85,284     X
 ..............................................................................................................................
Bank One Corporation                        common      06423A103       2,053,501        37,294     X
 ..............................................................................................................................
Boeing Company, The                         common       09702310         244,800         7,200     X
 ..............................................................................................................................
Boston Scientific Corporation               common      101137107       3,209,375        79,000     X
 ..............................................................................................................................
Bristol-Myers Squibb Company                common       11012210       1,077,300        16,800     X
 ..............................................................................................................................
Callaway Golf Company                       common      131193104         192,544        18,900     X
 ..............................................................................................................................
CitiGroup, Inc.                             common      172967101       2,777,924        43,490     X
 ..............................................................................................................................
Crown Cork & Seal Co. Inc.                  common       22825510         499,844        17,500     X
 ..............................................................................................................................
Disney (Walt) Company                       common       25468710         529,125        17,000     X
 ..............................................................................................................................
Du Pont (E.I.) de Nemours                   common       26353410       1,730,263        29,800     X
 ..............................................................................................................................
Electronic Data Systems Corporation         common      285661104       2,200,675        45,200     X
 ..............................................................................................................................
Franklin Resources, Inc.                    common      354613101       1,442,813        51,300     X
 ..............................................................................................................................
General Dynamics Corporation                common       36955010       1,214,325        18,900     X
 ..............................................................................................................................
Hughes Electronics Corporation GM  "H"      common      370442832       2,985,900        59,200     X
 ..............................................................................................................................
Gilette Company, The                        common      375766102       2,413,163        40,600     X
 ..............................................................................................................................
Illinois Tool Works                         common       45230810       2,103,750        34,000     X
 ..............................................................................................................................
I B M Corporation                           common       45920010       1,683,875         9,500     X
 ..............................................................................................................................
Johnson & Johnson                           common       47816010       1,140,700        12,200     X
 ..............................................................................................................................
Kimberly Clark Corporation                  common      494368103       1,615,494        33,700     X
 ..............................................................................................................................
Mattel Inc.                                 common       57708110         274,313        11,000     X
 ..............................................................................................................................
Mellon Bank Corporation                     common      585509102       1,280,825        18,200     X
 ..............................................................................................................................
Molex, Inc. A                               common      608554200         468,338        18,100     X
 ..............................................................................................................................
J.P. Morgan & Company                       common       61688010       2,368,800        19,200     X
 ..............................................................................................................................
Northrop Grumman Corporation                common       66680710       1,173,550        19,600     X
 ..............................................................................................................................
Ralston Purina Company                      common      751277302         709,888        26,600     X
 ..............................................................................................................................
Raytheon Company Class A                    common      755111309       1,058,731        18,333     X
 ..............................................................................................................................
SLM Holding Corp.                           common      78442A109       1,847,438        44,250     X
 ..............................................................................................................................
U. S. Satellite Bradcasting Company, Inc.   common      912534104       1,186,763        69,300     X
 ..............................................................................................................................
Loral Space & Communications Ltd.           common      G56462107       1,439,419        99,700     X
 ..............................................................................................................................

                                                                  ================
TOTAL                                                                  50,609,196
                                                                  ================
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


                 Item 1                     Item 7                       Item 8

                                                                    Voting Authority
Name of Issuer                             Managers    (a) Sole    (b) Shared   (c)None
--------------                             --------    --------    ----------   -------

A T & T Corporation                           All           26,200
 ..........................................................................................
Allied Signal, Inc.                           All           14,600
 ..........................................................................................
American Express Company                      All           19,500
 ..........................................................................................
American Home Products Corporation            All           19,100
 ..........................................................................................
Amgen, Inc.                                   All           27,800
 ..........................................................................................
Archer Daniels Midland Company                All           85,284
 ..........................................................................................
Bank One Corporation                          All           37,294
 ..........................................................................................
Boeing Company, The                           All            7,200
 ..........................................................................................
Boston Scientific Corporation                 All           79,000
 ..........................................................................................
Bristol-Myers Squibb Company                  All           16,800
 ..........................................................................................
Callaway Golf Company                         All           18,900
 ..........................................................................................
CitiGroup, Inc.                               All           43,490
 ..........................................................................................
Crown Cork & Seal Co. Inc.                    All           17,500
 ..........................................................................................
Disney (Walt) Company                         All           17,000
 ..........................................................................................
Du Pont (E.I.) de Nemours                     All           29,800
 ..........................................................................................
Electronic Data Systems Corporation           All           45,200
 ..........................................................................................
Franklin Resources, Inc.                      All           51,300
 ..........................................................................................
General Dynamics Corporation                  All           18,900
 ..........................................................................................
Hughes Electronics Corporation GM  "H"        All           59,200
 ..........................................................................................
Gilette Company, The                          All           40,600
 ..........................................................................................
Illinois Tool Works                           All           34,000
 ..........................................................................................
I B M Corporation                             All            9,500
 ..........................................................................................
Johnson & Johnson                             All           12,200
 ..........................................................................................
Kimberly Clark Corporation                    All           33,700
 ..........................................................................................
Mattel Inc.                                   All           11,000
 ..........................................................................................
Mellon Bank Corporation                       All           18,200
 ..........................................................................................
Molex, Inc. A                                 All           18,100
 ..........................................................................................
J.P. Morgan & Company                         All           19,200
 ..........................................................................................
Northrop Grumman Corporation                  All           19,600
 ..........................................................................................
Ralston Purina Company                        All           26,600
 ..........................................................................................
Raytheon Company Class A                      All           18,333
 ..........................................................................................
SLM Holding Corp.                             All           44,250
 ..........................................................................................
U. S. Satellite Bradcasting Company, Inc.     All           69,300
 ..........................................................................................
Loral Space & Communications Ltd.             All           99,700
 ..........................................................................................


TOTAL


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